INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2014
Significant Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2012	2013
Deferred tax assets:
Net operating losses (federal and state)	$11,686	$8,994
Accrued expenses	5,548	7,995
Accrued workers compensation costs	4,617	5,489
Stock-based compensation	3,942	1,669
Tax benefits relating to uncertain positions	70	72
Tax credits (federal and state)	69	4,318
Other	232	160

Total	26,164	28,697
Valuation allowance	(1,547)	(5,194)

Total deferred tax assets	24,617	23,503

Deferred tax liabilities:
Depreciation and amortization	(36,799)	(22,259)
Deferred service revenues	(25,689)	(24,456)
Prepaid health plan expenses	(14,115)	(1,143)

Total deferred tax liabilities	(76,603)	(47,858)

Net deferred tax liabilities	$(51,986)	$(24,355)

Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets

The deferred tax assets and liabilities presented above are classified in the accompanying consolidated balance sheets as follows (in thousands):

	December 31,
	2012	2013
Net current deferred tax liabilities	$(33,960)	$(16,535)
Net non-current deferred tax liabilities	(18,026)	(8,888)
Net current deferred tax assets	—	68
Net non-current deferred tax assets	—	1,000

Net deferred tax liabilities	$(51,986)	$(24,355)

Provision for Income Taxes

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
Current:
Federal	$1,107	$10,699	$11,319	$2,408	$4,164
Foreign	184	142	217	119	66
State	140	1,845	3,081	220	405

	1,431	12,686	14,617	2,747	4,635
Deferred:
Federal	3,597	6,610	(5,659)	5,436	2,043
State	393	1,048	(1,021)	497	233

	3,990	7,658	(6,680)	5,933	2,276

	$5,421	$20,344	$7,937	$8,680	$6,911

Reconciliation of Income Tax Expense

The U.S. federal statutory income tax rate reconciled to the Company’s effective tax rate is as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
U.S. federal statutory tax rate	35.00%	35.00%	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	3.8	3.2	3.4	3.2	3.4
Tax rate change	—	—	—	—	3.5
Nondeductible transaction costs	—	0.6	—	—	—
Prior year reconciliation adjustment	(2.1)	0.2	1.8	(1.3)	—
Nondeductible meals, entertainment and penalties	1.2	0.9	4.1	1.1	2.6
Stock-based compensation	(5.0)	0.1	(0.1)	1.1	2.9
Uncertain tax positions	(4.3)	(0.2)	(2.3)	(1.0)	0.4
Tax credits	(1.8)	(0.7)	(3.9)	(1.1)	(0.6)
Other	—	(0.1)	(0.4)	(0.2)	(0.1)

	26.80%	39.00%	37.60%	36.80%	47.10%

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) is as follows (in thousands):

	December 31,
	2011	2012	2013
Unrecognized tax benefits at January 1	$1,914	$2,516	$2,710
Additions for tax positions of prior periods	2,109	110	—
Additions for tax positions of current period	—	49	286
Additions due to acquisitions	—	509	—
Reductions for tax positions of prior period:
Settlements with taxing authorities	(1,320)	—	(406)
Lapse of applicable statute of limitations	(158)	(330)	(290)
Adjustments to tax positions	(29)	(144)	—

Unrecognized tax benefits at December 31	$2,516	$2,710	$2,300